MAJOR CUSTOMERS (Schedule of Total Revenue) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	34.00%	35.00%	37.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Concentration risk, percentage		Less than 10%	Less than 10%